Fair values of financial instruments carried at fair value - Movement in Level 3 financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at 1 Jan	$ 2,923,319
– financial investments: fair value gains/(losses)	1,525	$ 41	$ 2,381
Balance at 31 Dec	3,117,161	2,923,319
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	2,682,252
– fair value gains/(losses)	1,525	41	2,381
Financial liabilities, ending balance	2,882,187	2,682,252
French life insurance business
Reconciliation of changes in fair value measurement, assets [abstract]
Transfers in	2,300
Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at 1 Jan	31,302
Balance at 31 Dec	36,445	31,302
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	12,743
Financial liabilities, ending balance	14,242	12,743
Trading liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	65,982
Financial liabilities, ending balance	72,122	65,982
Trading liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	65,982
Financial liabilities, ending balance	72,122	65,982
Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	784	478
Total gains/(losses) recognised in profit or loss	(4)	18
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	21	(18)
Purchases	83	924
New issuances	0	0
Sales	(19)	(295)
Settlements	(331)	(307)
Transfers out	(498)	(29)
Transfers in	31	13
Financial liabilities, ending balance	67	784	478
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for liabilities held at end of period, fair value measurement	(19)	(6)
Financial liabilities designated at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	138,727
Financial liabilities, ending balance	158,456	138,727
Financial liabilities designated at fair value | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	138,727
Financial liabilities, ending balance	158,456	138,727
Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	9,117	10,928
Total gains/(losses) recognised in profit or loss	919	496
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	608	(45)
Purchases	0	0
New issuances	8,542	6,521
Sales	0	0
Settlements	(5,352)	(4,750)
Transfers out	(5,282)	(6,048)
Transfers in	2,181	2,015
Financial liabilities, ending balance	10,733	9,117	10,928
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for liabilities held at end of period, fair value measurement	(1,034)	(94)
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	264,448
Financial liabilities, ending balance	237,854	264,448
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	2,842	2,569
Total gains/(losses) recognised in profit or loss	2,210	1,268
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	174	(53)
Purchases	0	0
New issuances	0	0
Sales	0	0
Settlements	(1,632)	(568)
Transfers out	(831)	(1,346)
Transfers in	679	972
Financial liabilities, ending balance	3,442	2,842	2,569
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for liabilities held at end of period, fair value measurement	(2,304)	(1,343)
Financial assets at fair value through other comprehensive income, category
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at 1 Jan	339,193
Balance at 31 Dec	385,122	339,193
Financial assets at fair value through other comprehensive income, category | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at 1 Jan	339,193
Balance at 31 Dec	385,122	339,193
Financial assets at fair value through other comprehensive income, category | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at 1 Jan	2,734	2,618
Total gains/(losses) recognised in profit or loss	4	(9)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	255	(78)
Purchases	2,100	1,670
New issuances	0	0
Sales	(195)	(97)
Settlements	(347)	(1,011)
Transfers out	(2,008)	(438)
Transfers in	262	79
Balance at 31 Dec	2,805	2,734	2,618
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
Trading assets
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at 1 Jan	314,842
Balance at 31 Dec	366,153	314,842
Trading assets | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at 1 Jan	314,842
Balance at 31 Dec	366,153	314,842
Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at 1 Jan	6,675	4,306
Total gains/(losses) recognised in profit or loss	154	280
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	236	(115)
Purchases	4,151	4,170
New issuances	181	0
Sales	(2,679)	(1,477)
Settlements	(1,814)	(967)
Transfers out	(2,018)	(429)
Transfers in	1,211	907
Balance at 31 Dec	6,097	6,675	4,306
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	309	(150)
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at 1 Jan	3,357
Balance at 31 Dec	3,942	3,357
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at 1 Jan	115,769
Balance at 31 Dec	133,063	115,769
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at 1 Jan	19,744	19,788
Total gains/(losses) recognised in profit or loss	1,487	896
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	84	(39)
Purchases	4,673	6,261
New issuances	0	0
Sales	(389)	(649)
Settlements	(1,727)	(6,476)
Transfers out	(1,312)	(278)
Transfers in	2,800	241
Balance at 31 Dec	25,360	19,744	19,788
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	309	11
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at 1 Jan	268,637
Balance at 31 Dec	237,740	268,637
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at 1 Jan	2,149	2,069
Total gains/(losses) recognised in profit or loss	1,291	1,037
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	150	(36)
Purchases	0	0
New issuances	0	0
Sales	0	0
Settlements	(1,073)	(897)
Transfers out	(901)	(777)
Transfers in	567	753
Balance at 31 Dec	2,183	2,149	$ 2,069
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	1,320	(1,377)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	(4)	18
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for liabilities held at end of period, fair value measurement	(19)	(6)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	919	496
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for liabilities held at end of period, fair value measurement	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	2,210	1,268
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for liabilities held at end of period, fair value measurement	(2,304)	(1,343)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Financial assets at fair value through other comprehensive income, category | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	154	280
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	309	(150)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	1,291	1,037
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	1,320	(1,377)
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for liabilities held at end of period, fair value measurement	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for liabilities held at end of period, fair value measurement	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for liabilities held at end of period, fair value measurement	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Financial assets at fair value through other comprehensive income, category | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	1,478	684
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	302	(38)
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– other income/(losses) | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for liabilities held at end of period, fair value measurement	0	0
– other income/(losses) | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for liabilities held at end of period, fair value measurement	(1,034)	(94)
– other income/(losses) | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for liabilities held at end of period, fair value measurement	0	0
– other income/(losses) | Financial assets at fair value through other comprehensive income, category | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	4	(9)
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– other income/(losses) | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– other income/(losses) | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	9	212
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	7	49
– other income/(losses) | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	$ 0	$ 0